OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Operating Leases Maturity (Table Text Block)
The future lease payments receivable from operating leases as of December 31, 2023 are as follows:

(Dollars in thousands)	Undiscounted cash flows
2024	$44,105
2025	35,091
2026	24,871
2027	12,718
2028	5,682
Thereafter	2,863
Total operating lease payments	$125,330